Accounts Receivable-Trade (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Components of Accounts Receivable

Accounts receivable consist of the following:

	December 31,
	2012	2013
Billed	$5,175,395	$3,552,184
Unbilled	1,873,376	1,755,439
Other	10,864	235,469

	$7,059,635	$5,543,092

Less: allowance for doubtful accounts	—	(134,811)

	$7,059,635	$5,408,281